Business Combinations and Disposals - Fair Value of Asset and Liabilities Assumed (Detail) - News Republic ¥ in Thousands	Jun. 08, 2016 CNY (¥)
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 21,857
Other current assets	8,450
Total non-current assets	388,758
Total current liabilities	(24,749)
Total non-current liabilities	(29,835)
Total fair value of purchase price consideration	¥ 364,481